Goodwill (Tables)	12 Months Ended
Aug. 31, 2020
Goodwill
Schedule of goodwill

RMB
Balance as of August 31, 2017	58,676
Goodwill acquired (Note 4)	313,717
Disposal of subsidiaries	(316)

Balance as of August 31, 2018	372,077
Goodwill acquired (Note 4)	489,930
Disposal of subsidiaries	(46,955)

Balance as of August 31, 2019	815,052
Goodwill acquired (Note 4)	702,596
Disposal of subsidiaries	(36,247)

Balance as of August 31, 2020	1,481,401
Balance as of August 31, 2020, in US$	216,345